Related-Party Transactions (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Co-venturer [Member]	Dec. 31, 2011 Co-venturer [Member]	Dec. 31, 2012 Majority Shareholder [Member]	Dec. 31, 2011 Majority Shareholder [Member]	Dec. 31, 2010 Majority Shareholder [Member]
Related party ownership interest, held by related party					100.00%
Due from related parties		$ 900,000	$ 1,100,000	$ 1,300,000	$ 187,000	$ 407,000
Due to related parties		3,600,000	6,600,000	6,800,000	2,900,000	3,800,000
Related party, consulting fees	84,000
Related party, rent expense							$ 218,000	$ 213,000	$ 189,000